STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	151,096,262	151,096,262
Common stock, shares outstanding	151,096,262	151,096,262
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	5,898,256	5,898,256
Preferred stock, shares outstanding	5,898,256	5,898,256